Long-Term Debt (Textuals) (Details) $ in Thousands, € in Millions							1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 16, 2019 USD ($)	Oct. 30, 2019 USD ($)	May 15, 2019 USD ($)	Jan. 10, 2019 USD ($)	Jan. 02, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Percentage of principal amount of redeemed								40.00%
Early redemption premium								$ 6,829	$ 5,154	$ 15,506
Interest rate	3.625%							3.625%			3.625%
Redemption percentage								103.625%
Threshold percentage								60.00%
Interest expense, net								$ 272,900	270,400	267,800
Amortization of deferred financing costs								27,500	31,400	32,500
Loss on extinguishment of debt								13,397	6,346	22,211
Loss on extinguishment of debt								16,700	6,300	$ 23,900
Accrued interest liability	$ 33,300							$ 33,300	37,200
Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption percentage								100.00%
Norwegian Encore
Debt Instrument [Line Items]
Export credit facility financing as percentage of contract price			80.00%
Term loan amount			$ 882,900
Interest rate			3.92%
Maturity date			Oct. 30, 2031
Senior Notes due 2021 (the "Notes")
Debt Instrument [Line Items]
Interest rate		4.75%
Redemption amount		$ 565,000
Percentage of principal amount of redeemed		100.00%
Early redemption premium		$ 6,700
Write-off deferred financing fees		$ 2,700
$75.0 Million Revolving Credit Line
Debt Instrument [Line Items]
Revolving credit line amount	75,000						$ 75,000	$ 75,000	75,000
Prior principal amount	$ 75,000							$ 75,000
Maturity date							October 2020
Line of credit facility, interest rate description							LIBOR plus a margin of 0.95%
Interest rate	2.75%							2.75%			2.75%
EUR 662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Term loan amount | €											€ 662.9	€ 662.9
Prior principal amount									$ 259,394
Interest rate									4.58%			4.58%
Loss on extinguishment of debt				$ 1,100
Nordea Bank ABP | Term Loan
Debt Instrument [Line Items]
Term loan amount					$ 230,000
Bank Of America | Term Loan
Debt Instrument [Line Items]
Term loan amount				$ 260,000
LIBOR | $75.0 Million Revolving Credit Line
Debt Instrument [Line Items]
Basis spread on variable rate							0.95%
LIBOR | Nordea Bank ABP | Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Maturity date					Jan. 10, 2021
Description of variable rate basis					LIBOR
Basis spread on variable rate after extension of maturity date					1.10%
LIBOR | Bank Of America | Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate				0.80%
Maturity date				May 15, 2022
Description of variable rate basis				LIBOR
Fourth Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Loss on extinguishment of debt						$ (2,900)
Fourth Amended and Restated Credit Agreement | Term Loan
Debt Instrument [Line Items]
Term loan amount						1,600,000
Prior principal amount						1,300,000
Fourth Amended and Restated Credit Agreement | Revolving Loan Facility
Debt Instrument [Line Items]
Revolving credit line amount						$ 875,000
Fourth Amended and Restated Credit Agreement | Eurocurrency loans | New Term A Loan Facility and New Revolving Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%
Minimum | Fourth Amended and Restated Credit Agreement | Base rate loans | New Term A Loan Facility and New Revolving Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate						0.00%
Minimum | Fourth Amended and Restated Credit Agreement | Eurocurrency loans | New Term A Loan Facility and New Revolving Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate						1.00%
Maximum | Fourth Amended and Restated Credit Agreement | New Term A Loan Facility and New Revolving Loan Facility
Debt Instrument [Line Items]
Commitment fee percentage						0.30%
Maximum | Fourth Amended and Restated Credit Agreement | Base rate loans | New Term A Loan Facility and New Revolving Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate						0.75%
Maximum | Fourth Amended and Restated Credit Agreement | Eurocurrency loans | New Term A Loan Facility and New Revolving Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%